Brandon J. Cage, Vice President and Managing Counsel

Protective Life Insurance Company

Brandon.Cage@protective.com

(205) 268-1889 direct

(205) 268-3597 fax

July 19, 2024

VIA E-MAIL AND EDGAR

SEC Staff

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.
Washington, DC 20549

RE:	Post-Effective Amendment No. 7 to the Registration Statement for
Protective Aspirations Variable Annuity (File No. 333-261426) on Form N-4

Protective Variable Annuity Separate Account (File No. 811-08108)

Protective Life Insurance Company

Request for Selective Review

Dear SEC Staff, Division of Investment Management:

On behalf of Protective Life Insurance Company (the “Company”) and the Protective Variable Annuity Separate Account (“Separate Account”) , attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is Post-Effective Amendment No. 7 (“PEA 7”), on Form N-4. This PEA 7 relates to the Protective Aspirations Variable Annuity contract which is funded by the Separate Account. This Post-Effective Amendment is being filed pursuant to Rule 485(a) under the 1933 Act.

The Company respectfully requests that the Staff afford PEA 7 selective review in accordance with Investment Company Act Release No. 13768 (February 15, 1984) and Securities Act Release No. 6510 (February 15, 1984). This PEA 7 contains disclosure that modifies some content included in the rate sheet prospectus supplement and corresponding disclosure in the prospectus which is substantially similar disclosure previously reviewed.

The Staff previously reviewed the rate sheet prospectus supplement and the prospectus disclosure changes contained in PEA 7, in connection with its review of the following filings:

•	Post-Effective Amendment No. 1 for Protective Aspirations Variable Annuity (“Aspirations”) (333-261426) filed on February 22, 2023, Pre-Effective Amendment No. 2, filed on July 5, 2022, Pre-Effective Amendment No. 1, filed on May 3, 2022, and Initial Registration Statement filed on November 30, 2021.

July 19, 2024

The previous filed initial registration statements and amendments referenced above are collectively referred to as “Prior Filings.” For your convenience, we have also forwarded to you a marked copy of the rate sheet prospectus supplement and the prospectus from PEA 7 to reflect where disclosure has been modified from the Prior Filings.

The material differences from the Prior Filings are as follows:

1.	Prospectus

a.	Added a disclosure for a new optional death benefit rider called the “Maximum Daily Value Death Benefit”.

b.	Added additional withdrawal options to the optional SecurePay Protector rider, called “Advance Options” which provide for a higher annual withdrawal rate percentage for a certain period then the percentage is changed to a lower lifetime annual withdrawal percentage.

c.	Removed the SecurePay Protector “Roll-Up” requirement that the Contract Value must be at least 50% of the Benefit Base to be eligible for the Roll-Up increase.

d.	Modified the nursing home benefit under the SecurePay riders.

2.	Rate Sheet Prospectus Supplement

a.	Added the new Maximum Daily Value Death Benefit rider to the Optional Death Benefit Fees table.

b.	Added rate tables for the new Advance Options.

c.	Added new disclosure for the Maximum Reserve Amount based on which withdrawal option is chosen (Standard or Advance).

d.	Actual rates and percentages may be different than the Prior Filings.

* * *

If you have any questions or comments regarding PEA 7, or if there is anything that we can do to facilitate the Staff’s review, please call the undersigned at (205) 268-1889. As always, we greatly appreciate the Staff’s efforts in assisting the Company with this filing.

Sincerely,

/s/ Brandon J. Cage

Brandon J. Cage

Vice President and Managing Counsel